DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHTRUSTNCSR.txt
BBH TRUST 12-31-03 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-03779

Name of Fund:  BBH TRUST

		BBH Money Market Fund
		BBH U.S. Treasury Money Fund
		BBH Tax Fee Short/Intermediate Fixed Income Fund
		BBH Tax Exempt Money Fund



Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Michael D. Martins, Principal Financial Officer,
	BBH Fund, Inc., 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 12/31/03

Item 1 - Attach shareholder report

[BROWN BROTHERS HARRIMAN LOGO]



SEMI-ANNUAL REPORT
DECEMBER 31, 2003


BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)


ASSETS:
  Investment in BBH U.S. Money Market Portfolio (the
    "Portfolio"), at value                                       $ 1,366,874,183
                                                                 ---------------
      TOTAL ASSETS                                                 1,366,874,183
                                                                 ---------------

LIABILITIES:
  Payables for:
    Shareholder services/eligible institution fees                       305,073
    Administrative fees                                                  115,928
    Dividends declared                                                    55,644
    Professional fees                                                     32,023
    Board of Trustees' fees                                                8,228
    Accounting fees                                                        1,333
    Accrued expenses and other liabilities                                46,509
                                                                 ---------------
      TOTAL LIABILITIES                                                  564,738
                                                                 ---------------

NET ASSETS, for 1,366,309,445 fund shares outstanding            $ 1,366,309,445
                                                                 ===============

Net Assets Consist of:
  Paid-in capital                                                $ 1,366,309,445
                                                                 ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                     $          1.00
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Interest income allocated from Portfolio                       $     8,343,457
  Expenses allocated from Portfolio                                   (1,181,518)
                                                                 ---------------
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                   7,161,939
                                                                 ---------------

  EXPENSES:
    Shareholder services/eligible institution fees                     1,863,286
    Administrative fees                                                  708,048
    Professional fees                                                     36,854
    Board of Trustees' fees                                               18,442
    Accounting fees                                                        4,000
    Miscellaneous expenses                                                57,337
                                                                 ---------------
      TOTAL EXPENSES                                                   2,687,967
                                                                 ---------------
  NET INVESTMENT INCOME                                          $     4,473,972
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED          FOR THE
                                                                 DECEMBER 31, 2003      YEAR ENDED
                                                                    (UNAUDITED)       JUNE 30, 2003
                                                                 -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income                                         $     4,473,972    $    15,169,821
  Dividends declared from net investment income                        (4,473,972)       (15,169,821)
                                                                  ---------------    ---------------
  From Fund Share (Principal) Transactions at Net Asset Value
    of $1.00 per share:
      Fund shares sold                                              2,677,308,864      4,457,583,656
      Fund shares issued in reinvestment of dividends                   2,132,189          7,624,344
      Fund shares repurchased                                      (2,771,718,429)    (4,388,558,011)
                                                                  ---------------    ---------------
  Net increase (decrease) in net assets resulting from fund
    share transactions                                                (92,277,376)        76,649,989

NET ASSETS:
  Beginning of year                                                 1,458,586,821      1,381,936,832
                                                                  ---------------    ---------------
  END OF PERIOD                                                   $ 1,366,309,445    $ 1,458,586,821
                                                                  ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                      FOR THE SIX
                                      MONTHS ENDED                         FOR THE YEARS ENDED JUNE 30,
                                   DECEMBER 31, 2003   -------------------------------------------------------------------
                                      (UNAUDITED)         2003          2002          2001          2000          1999
                                   -----------------   -----------   -----------   -----------   -----------   -----------
Net asset value,
  beginning of year                  $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
Income from investment
  operations:
  Net investment income                     0.00(1)           0.01          0.02          0.05          0.05          0.05
Dividends to shareholders from
  net investment income                     0.00(1)          (0.01)        (0.02)        (0.05)        (0.05)        (0.05)
                                     -----------       -----------   -----------   -----------   -----------   -----------

Net asset value,
  end of period                      $      1.00       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                     ===========       ===========   ===========   ===========   ===========   ===========

Total return                                0.30%             1.06%         2.10%         5.57%         5.36%         4.77%

Ratios/ Supplemental
  data(2):
  Net assets, end of period
    (000's omitted)                  $ 1,366,309       $ 1,458,587   $ 1,381,937   $ 1,449,742   $ 1,421,982   $ 1,074,741
  Ratio of expenses to average
    net assets                              0.52%(3)          0.52%         0.51%         0.52%         0.53%         0.53%
  Ratio of net investment income
    to average net assets                   0.60%(3)          1.05%         2.08%         5.43%         5.29%         4.66%

----------
(1) LESS THAN $0.01 PER SHARE.

(2) RATIOS INCLUDE THE FUND'S SHARE OF PORTFOLIO INCOME, EXPENSES PAID BY THE PORTFOLIO AND THE EXPENSE OFFSET ARRANGEMENT, AS APPROPRIATE.

(3) ANNUALIZED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2003, there were four series of the Trust.

   The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 49% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INTEREST INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2. TRANSACTIONS WITH AFFILIATES.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Fund incurred $708,048 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2003, the Fund incurred $1,863,286 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2003, the Fund incurred $18,442 for Trustees' fees.

   ACCOUNTING FEES. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Fund incurred $4,000 for accounting services.

BBH U.S. MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  BANK NOTES (5.0%)
$    45,000,000   Canadian Imperial Bank of Commerce*                  01/08/04        1.136%    $    45,003,864
     30,000,000   Royal Bank of Canada*                                01/27/04        1.066          29,993,269
     63,000,000   Wells Fargo Bank NA*                                 01/26/04        1.081          63,000,000
                                                                                                 ---------------
                  TOTAL BANK NOTES                                                                   137,997,133
                                                                                                 ---------------
                  CERTIFICATES OF DEPOSIT (12.4%)
     30,000,000   ABN Amro Bank NV                                     08/27/04        1.380          30,035,066
     25,000,000   ABN Amro Bank NV                                     10/29/04        1.370          24,997,928
     50,000,000   Bank of Montreal                                     03/11/04        1.070          50,000,000
     50,000,000   BNP Paribas                                          01/15/04        1.070          50,000,000
     25,000,000   BNP Paribas                                          09/22/04        1.230          25,000,000
     25,000,000   Deutsche Bank AG                                     12/03/04        1.510          25,000,000
     50,000,000   HSBC Bank USA                                        01/09/04        1.400          50,000,000
     25,000,000   Rabobank Nederland NV                                10/29/04        1.360          25,000,000
     40,000,000   Royal Bank of Scotland                               01/08/04        1.080          40,000,033
     25,000,000   Wells Fargo Bank NA                                  01/09/04        1.070          25,000,000
                                                                                                 ---------------
                  TOTAL CERTIFICATES OF DEPOSIT                                                      345,033,027
                                                                                                 ---------------
                  COMMERCIAL PAPER (42.1%)
     50,000,000   American Express Credit Corp.                        01/15/04        1.060          49,980,861
     25,000,000   Bear Stearns & Co., Inc.                             02/17/04        1.070          24,965,820
     15,000,000   Citigroup Global Market Holdings, Inc.               01/12/04        1.080          14,995,500
     25,000,000   Citigroup Global Market Holdings, Inc.               03/15/04        1.070          24,945,757
     25,120,000   City of Chicago, Illinois                            01/15/04        1.170          25,109,387
     43,550,000   Columbia University                                  02/02/04        1.070          43,509,874
     50,000,000   Credit Suisse First Boston Corp.                     01/22/04        1.075          49,970,139
     25,000,000   Danske Corp.                                         02/10/04        1.070          24,971,021
     49,500,000   Danske Corp.                                         07/12/04        1.220          49,177,920
     50,000,000   European Investment Bank                             02/05/04        1.060          49,949,944
     50,000,000   General Electric Capital Corp.                       02/17/04        1.130          49,927,805
     25,000,000   General Electric Capital Corp.                       02/27/04        1.100          24,957,222
     25,000,000   ING Funding LLC                                      01/15/04        1.060          24,990,431

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  COMMERCIAL PAPER (CONTINUED)
$    50,000,000   ING Funding LLC                                      07/15/04        1.230%    $    49,666,875
     50,000,000   J.P. Morgan Chase & Co.                              02/13/04        1.070          49,937,583
     25,000,000   J.P. Morgan Chase & Co.                              03/19/04        1.080          24,942,250
     38,608,000   Kittyhawk Funding Corp.                              01/14/04        1.070          38,594,230
     75,000,000   Lehman Brothers, Inc.                                01/02/04        0.950          74,998,021
     50,000,000   Merrill Lynch & Co., Inc.                            01/21/04        1.050          49,972,292
     50,000,000   Morgan Stanley Dean Witter & Co.                     01/12/04        1.080          49,985,000
     25,250,000   Morgan Stanley Dean Witter & Co.                     01/16/04        1.070          25,239,493
     22,150,000   National Rural Utilities Cooperative
                  Finance Corp.                                        01/28/04        1.070          22,132,883
     15,800,000   Royal Bank of Scotland                               01/20/04        1.060          15,791,626
     15,550,000   Royal Bank of Scotland                               01/27/04        1.060          15,538,553
     50,000,000   Societe Generale                                     02/02/04        1.065          49,954,146
     25,000,000   Societe Generale                                     05/19/04        1.120          24,892,667
     50,000,000   Steamboat Funding Corp.                              01/12/04        1.110          49,984,583
     47,000,000   Toyota Motor Credit Corp.                            01/28/04        1.050          46,964,358
     50,000,000   UBS Finance, Ltd. (Delaware)                         02/17/04        1.055          49,932,597
     22,700,000   Variable Funding Capital Corp.                       01/09/04        1.080          22,695,233
     50,000,000   Variable Funding Capital Corp.                       01/26/04        1.090          49,963,667
                                                                                                 ---------------
                  TOTAL COMMERCIAL PAPER                                                           1,168,637,738
                                                                                                 ---------------
                  CORPORATE BONDS (3.4%)
     50,000,000   Abbey National Treasury Services, Plc.*              01/20/04        1.075          49,985,625
     44,935,000   Citigroup Global Market Holdings, Inc.               02/01/04        1.005          45,159,695
                                                                                                 ---------------
                  TOTAL CORPORATE BONDS                                                               95,145,320
                                                                                                 ---------------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (28.1%)
     45,000,000   Federal Farm Credit Bank*                            01/06/04        1.031          45,000,000
     90,000,000   Federal Farm Credit Bank*                            01/06/04        1.006          89,998,706
     25,000,000   Federal Farm Credit Bank                             10/08/04        1.250          24,756,944
     50,000,000   Federal Home Loan Bank                               01/21/04        1.065          49,971,895
     50,000,000   Federal Home Loan Bank*                              01/27/04        1.006          49,990,961

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                   ANNUALIZED
                                                                                    YIELD ON
   PRINCIPAL                                                           MATURITY     DATE OF
    AMOUNT                                                               DATE       PURCHASE          VALUE
    ------                                                               ----       --------          -----
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$    75,000,000   Federal Home Loan Mortgage Corp.*                    01/01/04        1.110%    $    74,983,686
     50,000,000   Federal Home Loan Mortgage Corp.                     09/20/04        1.240          49,548,778
     21,700,000   Federal National Mortgage Assoc.                     01/09/04        1.070          21,695,485
     63,500,000   Federal National Mortgage Assoc.                     02/02/04        1.060          63,442,038
     35,000,000   Federal National Mortgage Assoc.                     02/06/04        1.280          34,956,443
     50,000,000   Federal National Mortgage Assoc.                     07/07/04        1.190          49,690,931
     50,000,000   Federal National Mortgage Assoc.                     09/17/04        1.280          49,539,556
    100,000,000   Student Loan Marketing Assoc.*                       01/01/04        1.104         100,012,244
     75,000,000   Student Loan Marketing Assoc.*                       01/09/04        1.121          75,000,774
                                                                                                 ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           778,588,441
                                                                                                 ---------------
                  TIME DEPOSITS (8.9%)
     50,000,000   Bank of Montreal                                     01/02/04        0.970          50,000,000
     75,000,000   Rabobank Nederland NV                                01/02/04        0.970          75,000,000
    123,200,000   Wachovia Corp.                                       01/02/04        0.625         123,200,000
                                                                                                 ---------------
                  TOTAL TIME DEPOSITS                                                                248,200,000
                                                                                                 ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                                    99.9%    $ 2,773,601,659
OTHER ASSETS IN EXCESS OF LIABILITIES                                                    0.1           3,339,741
                                                                                       -----     ---------------
NET ASSETS                                                                             100.0%    $ 2,776,941,400
                                                                                       =====     ===============

* VARIABLE RATE INSTRUMENT. INTEREST RATES CHANGE ON SPECIFIC DATES (SUCH AS A COUPON OR INTEREST PAYMENT DATE). THE YIELD SHOWN REPRESENTS THE DECEMBER 31, 2003 COUPON RATE.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

ASSETS:
  Investments, at amortized cost                                 $ 2,773,601,659
  Cash                                                                    57,162
  Interest receivable                                                  3,710,018
  Prepaid expenses                                                        45,866
                                                                 ---------------
      TOTAL ASSETS                                                 2,777,414,705
                                                                 ---------------

LIABILITIES:
  Payables for:
    Investment advisory fees                                             253,113
    Administrative fees                                                   88,590
    Custody fees                                                          82,705
    Professional fees                                                     20,079
    Board of Trustees' fees                                               11,665
    Accrued expenses and other liabilities                                17,153
                                                                 ---------------
      TOTAL LIABILITIES                                                  473,305
                                                                 ---------------

NET ASSETS                                                       $ 2,776,941,400
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

NET INVESTMENT INCOME:
  INCOME:
  Interest                                                       $    18,262,516
                                                                 ---------------
  EXPENSES:
    Investment advisory fees                                           1,631,938
    Administrative fees                                                  571,178
    Custody fees                                                         233,954
    Board of Trustees' fees                                               43,256
    Professional fees                                                     22,158
    Miscellaneous expenses                                                82,329
                                                                 ---------------
      TOTAL EXPENSES                                                   2,584,813
      Fees paid indirectly                                                  (665)
                                                                 ---------------
      NET EXPENSES                                                     2,584,148
                                                                 ---------------
  NET INVESTMENT INCOME                                          $    15,678,368
                                                                 ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (EXPRESSED IN U.S. DOLLARS)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED          FOR THE
                                                                DECEMBER 31, 2003      YEAR ENDED
                                                                   (UNAUDITED)       JUNE 30, 2003
                                                                -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income                                        $    15,678,368    $    46,985,348
                                                                 ---------------    ---------------
  Capital Transactions:
    Proceeds from contributions                                    4,564,903,994     11,833,968,310
    Value of withdrawals                                          (5,225,305,957)   (11,332,869,201)
                                                                 ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from capital transactions                                   (660,401,963)       501,099,109
                                                                 ---------------    ---------------
      Total increase (decrease) in net assets                       (644,723,595)       548,084,457

NET ASSETS:
  Beginning of year                                                3,421,664,995      2,873,580,538
                                                                 ---------------    ---------------
  END OF PERIOD                                                  $ 2,776,941,400    $ 3,421,664,995
                                                                 ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (EXPRESSED IN U.S. DOLLARS)

                                       FOR THE SIX
                                      MONTHS ENDED                            FOR THE YEARS ENDED JUNE 30,
                                    DECEMBER 31, 2003  -----------------------------------------------------------------------
                                       (UNAUDITED)        2003           2002           2001           2000           1999
                                    -----------------  -----------    -----------    -----------    -----------    -----------
Total return                              0.49%               1.44%          2.47%          5.95%          5.70%          5.11%

Ratios/Supplemental data:
  Net assets, end of year
    (000's omitted)                $ 2,776,941         $ 3,421,665    $ 2,873,581    $ 2,358,010    $ 1,602,484    $ 1,075,162
  Expenses as a percentage of
    average net assets:
  Net expenses paid by Portfolio          0.16%(1)            0.15%          0.16%          0.15%          0.21%          0.21%
  Expense offset arrangement              0.00%(1),(2)        0.00%(2)       0.00%(2)       0.01%             -              -
                                   -----------         -----------    -----------    -----------    -----------    -----------
  Total expenses                          0.16%(1)            0.15%          0.16%          0.16%          0.21%          0.21%
  Ratio of net investment income
    to average net assets                 0.96%(1)            1.40%          2.39%          5.64%          5.60%          4.98%

----------
(1) ANNUALIZED.
(2) AMOUNT IS LESS THAN 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

   C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

   D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2003, the Portfolio incurred $1,631,938 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Portfolio incurred $571,178 for administrative services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2003, the Portfolio incurred $43,256 for the Trustees' fees.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Portfolio incurred $233,954 for custody services. These fees were reduced by $665 as a result of an expense offset arrangement with the Portfolio's custodian.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com
On the internet:                  www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


SEMI-ANNUAL REPORT
DECEMBER 31, 2003


BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                                  VALUE
 ---------                                                                 -----
               U.S. TREASURY BILLS (a) (76.9%)
$ 11,975,000   due 01/02/04, 0.187%                                    $  11,975,000
   1,860,000   due 01/08/04, 0.036%                                        1,859,705
  85,900,000   due 01/15/04, 0.597%                                       85,874,203
   1,775,000   due 02/19/04, 0.271%                                        1,772,564
  50,605,000   due 02/26/04, 0.664%                                       50,541,136
   1,550,000   due 04/15/04, 0.598%                                        1,545,571
                                                                       -------------
               TOTAL U.S. TREASURY BILLS                                 153,568,179
                                                                       -------------

               U.S. TREASURY NOTES (22.9%)
  30,690,000   due 03/31/04, 3.625%                                       30,882,273
  14,800,000   due 08/31/04, 2.125%                                       14,889,459
                                                                       -------------
               TOTAL U.S. TREASURY NOTES                                  45,771,732
                                                                       -------------

TOTAL INVESTMENTS, AT AMORTIZED COST                            99.8%  $ 199,339,911
OTHER ASSETS IN EXCESS OF LIABILITIES                            0.2         307,395
                                                               -----   -------------
NET ASSETS                                                     100.0%  $ 199,647,306
                                                               =====   =============

(a) RATES SHOWN ARE YIELDS TO MATURITY AT TIME OF PURCHASE.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

ASSETS:
   Investments, at amortized cost                                 $  199,339,911
   Cash                                                                   11,712
   Interest receivable                                                   392,865
   Prepaid expenses                                                        4,484
                                                                  --------------
       TOTAL ASSETS                                                  199,748,972
                                                                  --------------

LIABILITIES:
   Payables for:
     Shareholder servicing/eligible institution fees                      32,088
     Investment advisory fees                                             21,391
     Professional fees                                                    15,310
     Administrative fees                                                  14,928
     Custody fees                                                          4,317
     Dividends declared                                                    3,748
     Board of Trustees' fees                                                 306
     Accrued expenses and other liabilities                                9,578
                                                                  --------------
       TOTAL LIABILITIES                                                 101,666
                                                                  --------------

NET ASSETS, for 199,644,804 fund shares outstanding               $  199,647,306
                                                                  ==============

Net Assets Consist of:
   Paid-in capital                                                $  199,647,306
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                      $         1.00
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                    $      684,301
                                                                 --------------

   EXPENSES:
     Shareholder servicing/eligible institution fees                    155,975
     Investment advisory fees                                           103,984
     Administrative fees                                                 69,323
     Custody fees                                                        33,829
     Professional fees                                                   15,703
     Board of Trustees' fees                                              2,617
     Miscellaneous expenses                                              24,908
                                                                 --------------
       TOTAL EXPENSES                                                   406,339
       Expense offset arrangement                                          (699)
                                                                 --------------
       NET EXPENSES                                                     405,640
                                                                 --------------
   NET INVESTMENT INCOME                                         $      278,661
                                                                 ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                         MONTHS ENDED          FOR THE
                                                                      DECEMBER 31, 2003      YEAR ENDED
                                                                         (UNAUDITED)        JUNE 30, 2003
                                                                      -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income                                             $         278,661    $     1,645,795
  Dividends declared from net investment income                                (276,590)        (1,637,907)
                                                                      -----------------    ---------------
    Net increase in net assets from operations                                    2,071              7,888
                                                                      -----------------    ---------------

  From Fund Share (Principal) Transactions at
    Net Asset Value of $1.00 per share:
      Fund shares sold                                                      377,252,083        577,290,183
      Fund shares issued in reinvestment of dividends                           136,557            598,130
      Fund shares repurchased                                              (314,629,688)      (629,020,187)
                                                                      -----------------    ---------------
        Net increase (decrease) in net assets resulting
          from fund share transactions                                       62,758,952        (51,131,874)
                                                                      -----------------    ---------------
        Total increase (decrease) in net assets                              62,761,023        (51,123,986)

NET ASSETS:
  Beginning of year                                                         136,886,283        188,010,269
                                                                      -----------------    ---------------
  END OF PERIOD                                                       $     199,647,306    $   136,886,283
                                                                      =================    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                         FOR THE SIX
                                        MONTHS ENDED
                                        DECEMBER 31,                             FOR THE YEARS ENDED JUNE 30,
                                            2003              -------------------------------------------------------------------
                                         (UNAUDITED)            2003            2002            2001         2000         1999
                                        ------------          ---------       ---------       ---------    ---------    ---------
Net asset value, beginning of year      $       1.00          $    1.00       $    1.00       $    1.00    $    1.00    $    1.00
Income from investment operations:
  Net investment income                        0.001               0.01            0.02            0.05         0.05         0.04
Dividends to shareholders from net
  investment income                            (0.00)(1)          (0.01)          (0.02)          (0.05)       (0.05)       (0.04)
                                        ------------          ---------       ---------       ---------    ---------    ---------
Net asset value, end of period          $       1.00          $    1.00       $    1.00       $    1.00    $    1.00    $    1.00
                                        ============          =========       =========       =========    =========    =========
Total return                                    0.20%              0.91%           1.95%           5.20%        4.75%        4.15%

Ratios/Supplemental data:
  Net assets, end of period
    (000's omitted)                     $    199,647          $ 136,886       $ 188,010       $ 186,039    $ 134,425    $ 193,222
  Ratio of expenses to average
    net assets                                  0.59%(2)(3)        0.57%(2)        0.56%(2)        0.55%        0.57%        0.62%
  Ratio of net investment income to
    average net assets                          0.40%(3)           0.92%           1.91%           5.00%        4.68%        4.07%

----------
(1) LESS THAN $0.01 PER SHARE.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 AND FOR THE YEARS ENDED JUNE 30, 2003 AND 2002 REFLECTS FEES REDUCED AS A RESULT OF AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN. HAD THIS ARRANGEMENT NOT BEEN IN PLACE, THIS RATIO WOULD HAVE BEEN 0.59%, 0.57% AND 0.56%, RESPECTIVELY.

(3) ANNUALIZED.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2003, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. OTHER. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2003, the Fund incurred $103,984 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Fund incurred $69,323 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the six months ended December 31, 2003, the Fund incurred $155,975 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2003, the Fund incurred $2,617 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Fund incurred $33,829 for custody services. These fees were reduced by $699 as a result of an expense offset arrangement with the Fund's custodian.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

SEMI-ANNUAL REPORT
DECEMBER 31, 2003


BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)

 PRINCIPAL                                                          MATURITY   INTEREST
  AMOUNT                                                              DATE       RATE           VALUE
------------                                                        --------   --------    ---------------
               MUNICIPAL BONDS (101.9%)
               EDUCATION (8.9%)
$  1,935,000   Alabama State Public School &
                  College Authority                                 11/01/05      5.250%   $     2,067,625
     730,000   Arizona School Facilities Board                      07/01/05      5.000            769,770
   1,000,000   Arizona State University Revenue                     07/01/08      5.000          1,112,540
   1,000,000   Florida Sate Board of Education,
                  Lottery Revenue                                   07/01/05      5.000          1,054,480
   1,000,000   Greenville County, South Carolina,
                  School District                                   12/01/07      5.000          1,100,160
   2,000,000   New York State Dormitory Authority                   02/15/07      4.000          2,094,740
   1,500,000   Texas A & M University Revenue                       05/15/07      5.000          1,644,255
     750,000   University of Houston, Texas                         02/15/07      3.500            784,223
                                                                                           ---------------
               TOTAL EDUCATION                                                                  10,627,793
                                                                                           ---------------

               GENERAL OBLIGATIONS (47.9%)
   1,000,000   Arlington, Texas                                     08/15/05      5.200          1,060,740
   1,475,000   Austin, Texas                                        09/01/06      5.250          1,608,325
   2,000,000   Austin, Texas                                        09/01/06      5.000          2,167,280
   1,515,000   Birmingham, Alabama                                  07/01/05      5.000          1,596,613
     450,000   Carrollton-Farmers Branch, Texas, Independent
                  School District                                   02/15/06      4.000            472,055
     870,000   Chester County, Pennsylvania                         09/01/08      4.000            930,926
     500,000   Chicago, Illinois                                    01/01/08      4.000            531,910
   1,000,000   Chicago, Illinois, Metropolitan Water
                  Reclamation District                              12/01/07      5.000          1,106,370
   1,000,000   Chicago, Illinois, Park District                     01/01/08      4.500          1,082,820
   1,000,000   Connecticut State                                    06/15/05      5.000          1,052,890
   1,000,000   Dallas, Texas                                        02/15/08      4.000          1,066,470
   1,000,000   Delaware County, Pennsylvania                        10/01/05      5.300          1,066,450
   1,000,000   Delaware State                                       08/01/07      4.500          1,086,380
     250,000   Denver, Colorado, City & County                      08/01/04      5.250            256,073
     655,000   Du Page County, Illinois, Forest Preserve District   11/01/05      6.000            708,376
     650,000   Florida State Board of Education                     06/01/06      4.000            685,561
   1,000,000   Georgia State                                        02/01/05      5.000          1,042,200
   2,015,000   Georgia State                                        05/01/05      4.000          2,089,656

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                          MATURITY   INTEREST
  AMOUNT                                                              DATE       RATE           VALUE
------------                                                        --------   --------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               GENERAL OBLIGATIONS (CONTINUED)
$  1,400,000   Georgia State                                        08/01/06      4.000%   $     1,483,216
   1,000,000   Georgia State                                        11/01/07      3.000          1,035,320
   1,075,000   Hamilton County, Tennessee                           10/01/07      4.000          1,147,455
   1,000,000   Harris County, Texas                                 10/01/05      5.000          1,061,280
   1,750,000   Hawaii State                                         02/01/07      5.250          1,921,027
   1,175,000   Houston, Texas, Independent School District          07/15/06      3.500          1,226,195
   1,000,000   Illinois State                                       06/01/05      5.500          1,058,220
   1,500,000   Illinois State                                       08/01/07      5.000          1,648,290
     820,000   Las Vegas-Clark County, Nevada, Library District     06/01/07      2.750            838,376
     580,000   Las Vegas-Clark County, Nevada, Library District     06/01/08      3.000            594,494
   2,000,000   Massachusetts State                                  01/01/07      4.000          2,113,520
   1,725,000   Milwaukee County, Wisconsin                          08/01/07      4.000          1,839,385
   1,000,000   Milwaukee, Wisconsin                                 09/01/06      5.000          1,084,180
   1,000,000   Minneapolis, Minnesota                               12/01/05      5.000          1,068,560
   1,000,000   Mississippi State                                    12/01/05      5.000          1,067,190
   1,000,000   Missouri State                                       08/01/08      5.000          1,117,400
   1,000,000   North Carolina State                                 09/01/05      5.000          1,060,210
   1,090,000   Oklahoma City, Oklahoma                              03/01/07      4.000          1,158,855
   1,000,000   Portsmouth, Virginia                                 07/01/07      4.000          1,066,930
   1,135,000   Salt Lake City, Utah                                 06/15/05      5.000          1,195,200
   2,000,000   San Antonio, Texas                                   02/01/05      4.000          2,061,420
   1,000,000   Shelby County, Tennessee                             04/01/06      5.000          1,074,130
   2,500,000   Texas State                                          10/01/06      5.000          2,715,050
   1,000,000   Texas State                                          10/01/07      5.000          1,102,880
   1,900,000   Tulsa County, Oklahoma, Independent
                  School District                                   06/01/05      5.750          2,017,724
     725,000   Virginia Beach, Virginia                             07/15/07      5.300            805,584
   1,000,000   Virginia State                                       06/01/06      4.000          1,056,660
   2,000,000   Washington State                                     01/01/07      3.500          2,088,720
                                                                                           ---------------
               TOTAL GENERAL OBLIGATIONS                                                        57,318,566
                                                                                           ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                          MATURITY   INTEREST
  AMOUNT                                                              DATE       RATE           VALUE
------------                                                        --------   --------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               INDUSTRIAL (0.9%)
$  1,020,000   Missouri State Environmental Improvement &
                  Energy Resources Authority, Pollution
                  Control Revenue                                   01/01/06      6.000%   $     1,107,995
                                                                                           ---------------

               MISCELLANEOUS (5.8%)
   1,000,000   Alaska State Housing Financial Corp.                 12/01/05      5.000          1,065,620
   1,000,000   Kentucky State Property & Buildings Commission       02/01/06      5.250          1,074,250
   1,450,000   Maine Governmental Facilities Authority              10/01/05      5.500          1,551,341
   1,000,000   Ohio State Building Authority                        04/01/08      4.500          1,088,980
   1,000,000   Puerto Rico Housing Finance Authority                12/01/08      4.500          1,091,490
   1,000,000   Tobacco Settlement Financing Corp., New York         06/01/07      4.000          1,047,810
                                                                                           ---------------
               TOTAL MISCELLANEOUS                                                               6,919,491
                                                                                           ---------------

               PRE-REFUNDED (a) (0.9%)
   1,000,000   Ohio State Public Facilities Commission              06/01/08      4.700          1,098,730
                                                                                           ---------------

               SALES TAX (0.9%)
   1,000,000   Jacksonville, Florida, Sales Tax Revenue             10/01/05      5.000          1,062,000
                                                                                           ---------------

               TRANSPORTATION (13.4%)
   1,000,000   Massachusetts Bay Transportation Authority           03/01/05      5.300          1,047,370
     725,000   Massachusetts State Federal Highway Grant            06/15/07      4.200            776,040
   1,000,000   Michigan State Trunk Line Highway Revenue            10/01/06      5.000          1,086,300
   1,500,000   New Jersey State Transit Corp.                       02/01/05      5.500          1,568,955
   1,000,000   New Jersey State Transportation Trust                12/15/06      5.000          1,088,500
   1,040,000   New Mexico Finance Authority,
                  Highway Revenue                                   09/01/06      5.000          1,127,266
   1,500,000   New Mexico State Highway Commission                  06/15/06      5.000          1,617,075
   1,000,000   New York State Thruway Authority                     03/15/08      5.000          1,102,160
   1,000,000   Orlando & Orange County, Florida,
                  Expressway Authority                              07/01/07      4.500          1,084,100

     700,000   Phoenix, Arizona, Street & Highway
                  User Revenue                                      07/01/08      4.500            763,910
   1,500,000   Texas State Turnpike Authority                       06/01/07      5.000          1,642,830

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                          MATURITY   INTEREST
  AMOUNT                                                              DATE       RATE           VALUE
------------                                                        --------   --------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               TRANSPORTATION (CONTINUED)
$  2,000,000   Texas State Turnpike Authority                       06/01/07      4.000%   $     2,124,820

     925,000   Triborough Building & Tunnel Authority,
                  New York                                          11/15/06      4.000            982,369
                                                                                           ---------------
               TOTAL TRANSPORTATION                                                             16,011,695
                                                                                           ---------------

               UTILITIES (7.5%)
   3,000,000   Austin, Texas, Electric Utilities System Revenue     11/15/05      5.000          3,195,960
     900,000   Boise-Kuna Irrigation District, Idaho,
                  Hydroelectricity Plant Project                    07/01/07      5.250            996,147
   1,000,000   Colorado Springs, Colorado, Utilities Revenue        11/15/08      5.000          1,118,120
   1,000,000   Nebraska Public Power District                       01/01/07      4.000          1,059,750
   1,000,000   Salt River Project, Arizona                          01/01/05      5.000          1,038,990
     500,000   Salt River Project, Arizona                          01/01/08      4.000            533,490
   1,000,000   St. John's River Power Park, Florida                 10/01/06      5.000          1,083,490
                                                                                           ---------------
               TOTAL UTILITIES                                                                   9,025,947
                                                                                           ---------------

               WATER/SEWER (15.7%)
   2,000,000   Broward County, Florida, Water &
                  Sewer Revenue                                     10/01/07      4.000          2,139,280
   2,500,000   Dallas, Texas, Waterworks & Sewer
                  System Revenue                                    10/01/06      5.000          2,715,050
   1,500,000   De Kalb County, Georgia, Water &
                  Sewer Revenue                                     10/01/05      6.250          1,623,930
   2,360,000   Fort Worth, Texas, Water & Sewer Revenue             02/15/08      5.000          2,606,738
   2,500,000   Houston, Texas, Water & Sewer
                  System Revenue                                    12/01/05      5.000          2,666,975
   1,000,000   Irving, Texas, Waterworks & Sewer Revenue            08/15/07      4.375          1,078,970
   1,000,000   Los Angeles, California, Water &
                  Power Revenue                                     07/01/07      4.500          1,088,350
   1,500,000   Michigan Municipal Bond Authority, Clean
                  Water Revenue                                     10/01/05      5.500          1,607,265
   1,000,000   Michigan Municipal Bond Authority, Clean
                  Water Revenue                                     10/01/06      5.000          1,087,140

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 PRINCIPAL                                                          MATURITY   INTEREST
  AMOUNT                                                              DATE       RATE           VALUE
------------                                                        --------   --------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               WATER/SEWER (CONTINUED)
$  1,000,000   Ohio State Water Development Authority               06/01/06      5.000%   $     1,078,540
   1,000,000   Tarrant Regional Water District, Texas               03/01/06      4.500          1,060,420
                                                                                           ---------------
               TOTAL WATER/SEWER                                                                18,752,658
                                                                                           ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $119,594,131) (b)                              101.9%   $   121,924,875
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (1.9)        (2,223,060)
                                                                               --------    ---------------
NET ASSETS                                                                        100.0%   $   119,701,815
                                                                               ========    ===============

(a) GENERAL OBLIGATION OR REVENUE BONDS THAT HAVE BEEN FULLY SECURED OR COLLATERALIZED BY AN ESCROW FUND CONSISTING OF U.S. GOVERNMENT OBLIGATIONS THAT CAN ADEQUATELY MEET INTEREST AND PRINCIPAL PAYMENTS. FOR PRE-REFUNDED OBLIGATIONS, THE STATED MATURITY DATE REPRESENTS THE DATE OF REDEMPTION WHICH, PURSUANT TO THE TERMS OF THE ESCROW AGREEMENT, HAS BEEN ACCELERATED FROM THE ORIGINALLY STATED MATURITY DATE.

(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $119,594,131. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,348,161, AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $17,417, RESULTING IN NET UNREALIZED APPRECIATION OF $2,330,744.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

ASSETS:
   Investments in securities, at value (identified cost $119,594,131)         $   121,924,875
   Receivables for:
     Interest                                                                       1,536,101
     Investments sold                                                                 300,235
     Fund shares sold                                                                 200,000
   Prepaid expenses                                                                     3,453
                                                                              ---------------
       TOTAL ASSETS                                                               123,964,664
                                                                              ---------------

LIABILITIES:
   Due to bank                                                                        355,521
   Payables for:
     Investments purchased                                                          3,552,211
     Fund shares redeemed                                                             229,343
     Investment advisory fees                                                          26,816
     Shareholder servicing/eligible institution fees                                   26,816
     Professional fees                                                                 19,700
     Administrative fees                                                               16,089
     Custody fees                                                                      13,490
     Dividends and distributions declared                                              11,721
     Board of Trustees' fees                                                            1,366
     Accrued expenses and other liabilities                                             9,776
                                                                              ---------------
       TOTAL LIABILITIES                                                            4,262,849
                                                                              ---------------

NET ASSETS                                                                    $   119,701,815
                                                                              ===============
Net Assets Consist of:
   Paid-in capital                                                            $   117,207,242
   Distributions in excess of net investment income                                    (6,591)
   Accumulated net realized gain on investments                                       170,420
   Net unrealized appreciation on investments                                       2,330,744
                                                                              ---------------

Net Assets                                                                    $   119,701,815
                                                                              ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($119,701,815 DIVIDED BY 11,129,356 shares)                                $         10.76
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
   INCOME:
     Interest income                                                          $     1,593,671
                                                                              ---------------

   EXPENSES:
     Investment advisory fees                                                         144,020
     Shareholder servicing/eligible institution fees                                  144,020
     Administrative fees                                                               86,412
     Custody fees                                                                      39,631
     Professional fees                                                                 22,021
     Board of Trustees' fees                                                            2,967
     Miscellaneous expenses                                                            25,585
                                                                              ---------------
       TOTAL EXPENSES                                                                 464,656
       Expense offset arrangement                                                        (462)
                                                                              ---------------
       NET EXPENSES                                                                   464,194
                                                                              ---------------
   NET INVESTMENT INCOME                                                            1,129,477
                                                                              ---------------

NET REALIZED AND UNREALIZED LOSS:
   Net realized gain on investments                                                   250,863
   Net change in unrealized appreciation (depreciation) on investments               (978,178)
                                                                              ---------------
       NET REALIZED AND UNREALIZED LOSS                                              (727,315)
                                                                              ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $       402,162
                                                                              ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED          FOR THE
                                                                DECEMBER 31, 2003     YEAR ENDED
                                                                   (UNAUDITED)       JUNE 30, 2003
                                                                -----------------   ---------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                       $     1,129,477    $     2,417,471
     Net realized gain on investments                                    250,863            420,227
     Net change in unrealized appreciation (depreciation)
       on investments                                                   (978,178)         1,153,402
                                                                 ---------------    ---------------
     Net increase in net assets resulting from operations                402,162          3,991,100
                                                                 ---------------    ---------------

   Dividends and distributions declared:
     From net investment income                                       (1,130,145)        (2,448,441)
     From net realized gain                                             (435,991)          (317,193)
                                                                 ---------------    ---------------
       Total dividends and distributions declared                     (1,566,136)        (2,765,634)
                                                                 ---------------    ---------------

   Fund shares transactions:
     Net proceeds from sales of fund shares                           37,079,278         72,500,590
     Net asset value of fund shares issued to shareholders
       in reinvestment of distributions                                  596,811            917,532
     Net cost of fund shares repurchased                             (24,071,253)       (49,747,275)
                                                                 ---------------    ---------------
       Net increase in net assets resulting from fund
         shares transactions                                          13,604,836         23,670,847
                                                                 ---------------    ---------------
       Total increase in net assets                                   12,440,862         24,896,313

NET ASSETS:
   Beginning of year                                                 107,260,953         82,364,640
                                                                 ---------------    ---------------
   END OF PERIOD (including distributions in excess of net
     investment income of $6,591 and $5,923, respectively)       $   119,701,815    $   107,260,953
                                                                 ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                      FOR THE SIX
                                     MONTHS ENDED                           FOR THE YEARS ENDED JUNE 30,
                                   DECEMBER 31, 2003       ---------------------------------------------------------------
                                      (UNAUDITED)            2003           2002         2001         2000         1999
                                   -----------------       ---------      ---------    ---------    ---------    ---------
Net asset value,
   beginning of year                  $     10.87          $   10.73      $   10.53    $   10.24    $   10.30    $   10.40
Income from investment
   operations:
   Net investment income                     0.09               0.25           0.31         0.35         0.34         0.35
   Net realized and unrealized
     gain (loss) on
     investments                            (0.07)              0.18           0.22         0.29        (0.06)       (0.10)
Less dividends and distributions:
   From net investment income               (0.09)             (0.26)         (0.31)       (0.35)       (0.34)       (0.35)
   From net realized gains                  (0.04)             (0.03)         (0.02)           -            -            -
                                      -----------          ---------      ---------    ---------    ---------    ---------
Net asset value, end of period        $     10.76          $   10.87      $   10.73    $   10.53    $   10.24    $   10.30
                                      ===========          =========      =========    =========    =========    =========
Total return                                 0.33%              4.04%          5.14%        6.37%        2.88%        2.44%
Ratios/Supplemental data:
   Net assets, end of period
     (000's omitted)                  $   119,702          $ 107,261      $  82,365    $  64,592    $  78,381    $  75,719
   Ratio of expenses to
     average net assets:
     Net expenses paid
       by Fund                               0.81%(1)           0.82%          0.83%        0.77%        0.85%        0.82%
     Expense offset
       arrangement                           0.00%(1),(2)       0.00%(2)       0.01%        0.06%        0.03%        0.01%
                                      -----------          ---------      ---------    ---------    ---------    ---------
       Total expenses                        0.81%(1)           0.82%          0.84%        0.83%        0.88%        0.83%
   Ratio of net investment
     income to average
     net assets                              1.96%(1)           2.33%          2.90%        3.36%        3.29%        3.37%
   Portfolio turnover rate                     94%                82%            94%          45%          22%          44%

----------
(1)  ANNUALIZED.

(2)  AMOUNT IS LESS THAN 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2003, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

   E. CHANGE IN ACCOUNTING PRINCIPLE. As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts or premiums on debt securities using the interest method. Prior to July 1, 2001, the Fund amortized discount or premiums on debt securities using the straight-line method.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2003, the Fund incurred $144,020 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Fund incurred $86,412 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2003, the Fund incurred $144,020 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2003, the Fund incurred $2,967 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Fund incurred $39,631 for custody services. These fees were reduced by $462 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.8% to 27.9% of investments. At December 31, 2003, the five largest holdings by state were Texas 27.9%; Georgia 6.0%; Florida 5.8%; Illinois 5.0% and New York 4.3%. For the six months ended December 31, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $71,552,055 and $53,799,316, respectively.

4. SHARE TRANSACTIONS. Transactions in fund shares were as follows:

                                                                          FOR THE SIX
                                                                          MONTHS ENDED        FOR THE
                                                                        DECEMBER 31, 2003    YEAR ENDED
                                                                           (UNAUDITED)      JUNE 30, 2003
                                                                        -----------------   -------------
Fund shares sold                                                            3,432,735         6,694,603
Fund shares issued in connection with reinvestment of dividends                55,326            84,673
Fund shares repurchased                                                    (2,228,920)       (4,588,238)
                                                                           ----------        ----------
Net increase                                                                1,259,141         2,191,038
                                                                           ==========        ==========

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


SEMI-ANNUAL REPORT
DECEMBER 31, 2003


BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003 (UNAUDITED)

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (84.2%)
                 CERTIFICATES OF PARTICIPATION (0.4%)
$    2,100,000   Denver, Colorado, City & County*                 01/07/04      1.120%  $    2,100,000
                                                                                        --------------
                 EDUCATION (11.3%)
     1,500,000   Connecticut State Health & Educational
                   Facilities Authority*                          01/02/04      1.250        1,500,000
     2,700,000   Connecticut State Health & Educational
                   Facilities Authority*                          01/07/04      1.250        2,700,000
     1,100,000   East Carolina University, North Carolina*        01/01/04      1.300        1,100,000
       500,000   Massachusetts State Development Finance
                   Agency, Boston University Revenue*             01/12/04      0.640          500,000
     3,740,000   Massachusetts State Health & Educational
                   Facilities Authority*                          01/02/04      1.260        3,740,000
     3,000,000   Massachusetts State Health & Educational
                   Facilities Authority*                          01/02/04      1.150        3,000,000
     1,000,000   Michigan State University Revenue*               01/07/04      1.090        1,000,000
       500,000   Muncie, Indiana, School Building Corp.           07/15/04      6.000          513,226
     5,000,000   New Hampshire Health & Education
                   Facilities Authority*                          01/07/04      1.200        5,000,000
     13,000,000  New Jersey State Educational
                   Facilities Authority*                          01/02/04      1.250       13,000,000
     5,000,000   New Jersey State Educational
                   Facilities Authority*                          01/12/04      0.980        5,000,000
     4,900,000   Ohio State University Revenue*                   01/01/04      1.150        4,900,000
     1,000,000   Ohio State University Revenue*                   01/12/04      0.760        1,000,000
     2,770,000   Pennsylvania State Higher Educational
                   Facilities Authority*                          01/07/04      1.250        2,770,000
     1,000,000   Pennsylvania State Higher Educational
                   Facilities Authority                           06/15/04      5.250        1,018,610
     1,340,000   San Jacinto Community College, Texas             02/15/04      4.000        1,344,632
     2,500,000   University of Missouri Revenue*                  01/02/04      1.300        2,500,000
     1,800,000   University of Pittsburgh Revenue*                01/07/04      1.250        1,800,000
     1,000,000   Virginia State Public School Authority           08/01/04      5.000        1,022,424
                                                                                        --------------
                 TOTAL EDUCATION                                                            53,408,892
                                                                                        --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 ESCROWED TO MATURITY (a) (0.7%)
$      500,000   Ivy Technical State College, Indiana             07/01/04      5.000%  $      509,847
       600,000   Louisiana State                                  04/15/04      6.000          608,389
       745,000   Massachusetts State Water Pollution
                   Abatement Trust                                02/01/04      6.000          748,021
     1,100,000   Michigan Municipal Bond Authority, Clean
                   Water Revenue                                  10/01/04      5.000        1,131,928
       500,000   New York State Power Authority                   01/01/04      6.700          500,000
                                                                                        --------------
                 TOTAL ESCROWED TO MATURITY                                                  3,498,185
                                                                                        --------------
                 GENERAL OBLIGATIONS (21.7%)
       790,000   Akron, Ohio                                      12/01/04      5.000          817,497
     1,635,000   Anchorage, Alaska                                07/01/04      4.000        1,659,096
     1,205,000   Baltimore County, Maryland                       06/01/04      5.000        1,225,186
     1,000,000   Boston, Massachusetts                            02/01/04      5.000        1,003,225
     1,000,000   Charlotte, North Carolina                        02/01/04      4.750        1,003,119
     1,000,000   Charlotte, North Carolina                        07/01/04      3.500        1,012,278
     6,200,000   Clark County, Nevada, School District*           01/12/04      0.580        6,200,000
     5,000,000   Connecticut State*                               01/01/04      1.250        5,000,000
       500,000   Dade County, Florida, School District            08/01/04      5.500          512,488
     1,000,000   Deer Park, Texas, Independent School District    02/15/04      6.250        1,006,251
       750,000   Delaware State                                   01/01/04      5.000          749,923
     2,495,000   Delaware State                                   04/01/04      5.250        2,520,215
     2,385,000   District of Columbia*                            01/07/04      1.250        2,385,000
     4,310,000   Du Page, Illinois, Water Commission              03/01/04      5.000        4,337,244
       450,000   Georgia State                                    04/01/04      6.250          455,622
     2,700,000   Georgia State                                    07/01/04      6.500        2,773,317
       800,000   Gwinnett County, Georgia, School District        02/01/04      3.000          801,257
     1,400,000   Hennepin County, Minnesota*                      01/02/04      1.150        1,400,000
     1,300,000   Hennepin County, Minnesota*                      01/02/04      1.150        1,300,000
     1,000,000   Humble, Texas, Independent School District       02/15/04      3.500        1,002,964
     2,180,000   Illinois State                                   07/01/04      5.000        2,221,768
     3,000,000   Maryland State                                   02/01/04      4.000        3,007,646
       500,000   Maryland State                                   03/15/04      5.200          504,222
     2,000,000   Maryland State                                   07/15/04      5.000        2,042,888
       700,000   Massachusetts State                              06/01/04      5.000          711,354

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (CONTINUED)
                 GENERAL OBLIGATIONS (CONTINUED)
$    1,000,000   Mecklenburg County, North Carolina               02/01/04      5.000%  $    1,003,268
     4,770,000   Mecklenburg County, North Carolina               03/01/04      4.800        4,798,943
       875,000   Mecklenburg County, North Carolina               04/01/04      4.250          882,042
     2,825,000   Minneapolis, Minnesota*                          01/02/04      1.150        2,825,000
     5,700,000   New York, New York*                              01/02/04      1.350        5,700,000
       600,000   New York, New York*                              01/02/04      1.270          600,000
     1,000,000   New York, New York*                              01/02/04      1.200        1,000,000
     9,775,000   New York, New York*                              01/02/04      1.190        9,775,000
       600,000   North Carolina State                             03/01/04      4.500          603,365
     1,115,000   Palm Beach County, Florida, School District      08/01/04      4.000        1,133,945
     2,110,000   Pennsylvania State                               01/15/04      5.250        2,113,089
       750,000   Pennsylvania State                               05/01/04      4.000          757,220
       750,000   Richardson, Texas, Independent School District   02/15/04      5.000          753,531
     1,590,000   Richland County, South Carolina, School District 03/01/04      4.900        1,599,704
     1,125,000   Richmond, Virginia                               07/15/04      5.000        1,148,837
     1,000,000   Salt Lake City, Utah                             06/15/04      5.000        1,017,821
     3,635,000   Seattle, Washington*                             01/12/04      1.200        3,635,000
     1,000,000   Seattle, Washington                              03/01/04      5.250        1,006,708
     3,240,000   South Carolina State                             01/01/04      5.000        3,240,000
     2,000,000   South Carolina State                             08/01/04      5.750        2,054,086
     1,000,000   South Carolina State                             01/01/05      4.000        1,028,114
     1,000,000   Thornton, Colorado                               12/01/04      4.000        1,026,206
     1,000,000   Utah State                                       07/01/04      5.500        1,022,153
     5,000,000   Utah State                                       07/01/04      4.500        5,085,038
     1,025,000   Virginia State                                   06/01/04      5.375        1,043,583
       480,000   Washington Suburban Sanitary Commission,
                   Maryland                                       06/01/04      4.400          486,675
     1,690,000   Washington Suburban Sanitary Commission,
                   Maryland                                       06/01/04      4.000        1,711,407
                                                                                        --------------
                 TOTAL GENERAL OBLIGATIONS                                                 102,703,295
                                                                                        --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (CONTINUED)
                 HEALTH CARE (5.2%)
$      800,000   Harris County, Texas, Health Facilities
                   Development Corp.*                             01/02/04      1.300%  $      800,000
     5,500,000   Illinois Health Care Facilities Authority*       01/07/04      1.120        5,500,000
     9,500,000   Montana State Health Facilities Authority*       01/07/04      1.400        9,500,000
     1,500,000   Oklahoma State Industries Authority,
                   Hospital Revenue*                              01/02/04      1.300        1,500,000
     1,200,000   Reno, Nevada, Hospital Revenue*                  01/02/04      1.220        1,200,000
     6,100,000   Washington State Health Care
                   Facilities Authority*                          01/02/04      1.220        6,100,000
                                                                                        --------------
                 TOTAL HEALTH CARE                                                          24,600,000
                                                                                        --------------
                 INDUSTRIAL (9.7%)
     2,600,000   Berkeley County, South Carolina, Pollution
                   Control Revenue*                               01/02/04      1.300        2,600,000
     1,100,000   California Statewide Communities Development
                   Authority, Pollution Control Revenue*          01/02/04      1.250        1,100,000
     6,400,000   Columbia, Alabama, Pollution Control Revenue*    01/02/04      1.350        6,400,000
       600,000   Delaware County, Pennsylvania, Industrial
                   Development Authority*                         01/07/04      1.080          600,000
     5,350,000   Forsyth, Montana, Pollution Control Revenue*     01/02/04      1.350        5,350,000
       500,000   Gulf Coast Waste Disposal Authority, Texas*      01/02/04      1.170          500,000
     5,000,000   Gulf Coast Waste Disposal Authority, Texas*      01/12/04      0.810        5,000,000
     6,300,000   Harris County, Texas, Pollution
                   Control Revenue*                               01/12/04      0.870        6,300,000
     1,000,000   Hurley, New Mexico, Pollution
                   Control Revenue*                               01/02/04      1.300        1,000,000
     5,000,000   Jackson County, Mississippi, Port
                   Facility Revenue*                              01/02/04      1.300        5,000,000
       500,000   Lincoln County, Wyoming, Pollution
                   Control Revenue*                               01/02/04      1.220          500,000
     7,000,000   Lincoln County, Wyoming, Pollution
                   Control Revenue*                               01/02/04      1.170        7,000,000
       800,000   Midlothian, Texas, Pollution Control Revenue*    01/07/04      1.100          800,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (CONTINUED)
                 INDUSTRIAL (CONTINUED)
$    2,600,000   Moffat County, Colorado, Pollution
                   Control Revenue*                               01/02/04      1.300%  $    2,600,000
     1,000,000   Port Arthur, Texas, Navigation District*         01/02/04      1.300        1,000,000
                                                                                        --------------
                 TOTAL INDUSTRIAL                                                           45,750,000
                                                                                        --------------
                 MISCELLANEOUS (11.0%)
     1,500,000   California Housing Finance Agency*               01/07/04      1.280        1,500,000
     2,800,000   California Housing Finance Agency*               01/12/04      0.770        2,800,000
    15,000,000   California State                                 06/16/04      2.000       15,057,031
       650,000   California State Public Works Board              12/01/04      5.250          674,202
     1,365,000   Clayton County, Georgia, Housing Authority*      01/12/04      1.500        1,365,000
     1,500,000   Colorado Housing & Finance Authority*            01/07/04      1.250        1,500,000
     5,500,000   Michigan State Housing Development Authority,
                   Rental Housing Revenue*                        01/07/04      1.120        5,500,000
     1,000,000   New Hampshire Municipal Bond Bank                08/15/04      4.500        1,020,668
       900,000   New York State Local Government
                   Assistance Corp.*                              01/07/04      1.050          900,000
     4,400,000   New York, New York, City Transitional
                   Finance Authority*                             01/02/04      1.340        4,400,000
       700,000   New York, New York, City Transitional
                   Finance Authority*                             01/02/04      1.280          700,000
     6,000,000   New York, New York, City Transitional
                   Finance Authority*                             01/02/04      1.270        6,000,000
     3,170,000   New York, New York, City Transitional
                   Finance Authority*                             01/07/04      1.250        3,170,000
     1,000,000   New York, New York, Municipal
                   Assistance Corp.                               07/01/04      5.500        1,021,931
       550,000   Orem, Utah, Municipal Building Authority         06/15/04      4.500          558,437
     1,000,000   Rhode Island Convention Center Authority         05/15/04      4.900        1,014,011
     5,000,000   Texas State                                      08/31/04      2.000        5,028,787
                                                                                        --------------
                 TOTAL MISCELLANEOUS                                                        52,210,067
                                                                                        --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (CONTINUED)
                 PRE-REFUNDED (a) (7.2%)
$      500,000   Atlanta, Georgia, Water & Sewer Revenue          01/01/04      5.000%  $      509,998
     2,500,000   Atlanta, Georgia, Water & Sewer Revenue          01/01/04      4.750        2,549,993
     1,235,000   Charlotte, North Carolina                        02/01/04      5.900        1,264,528
     1,000,000   Dade County, Florida, School District            08/01/04      5.500        1,035,440
     1,000,000   Dallas, Texas                                    02/15/04      5.000        1,004,745
     1,000,000   Honolulu, Hawaii, City & County                  06/01/04      6.125        1,031,165
     1,000,000   Honolulu, Hawaii, City & County                  06/01/04      6.000        1,029,957
       600,000   Howard County, Maryland                          02/15/04      5.400          609,195
     1,000,000   Howard County, Maryland                          02/15/04      5.250        1,015,113
     1,000,000   Maryland State                                   06/01/04      5.300        1,022,985
       750,000   Massachusetts State                              08/01/04      6.000          786,014
     1,040,000   Maui County, Hawaii                              06/01/04      5.150        1,067,720
     1,000,000   Minnesota State                                  10/01/04      6.000        1,036,276
     1,000,000   Nebraska Public Power District                   01/01/04      5.500        1,052,796
     1,500,000   New York State Thruway Authority                 04/01/04      5.750        1,547,521
     1,000,000   New York, New York, City Municipal Water
                   Finance Authority                              06/15/04      5.200        1,028,748
     3,550,000   North Carolina State                             02/01/04      4.750        3,631,581
     3,005,000   Pennsylvania State                               06/15/04      5.600        3,111,941
     1,575,000   Plano, Texas, Independent School District        02/15/04      4.875        1,582,192
       750,000   Salt Lake City, Utah, Water & Sewer Revenue      02/01/04      6.100          753,033
       500,000   Stamford, Connecticut                            03/15/04      5.300          514,137
       930,000   Tempe, Arizona, Union High School District       07/01/04      5.000          956,942
     3,300,000   Texas State                                      10/01/04      5.750        3,415,066
       500,000   Texas State                                      10/01/04      5.700          517,075
     1,400,000   Texas State                                      10/01/04      5.500        1,445,679
       500,000   Wisconsin State                                  05/01/04      5.500          507,038
                                                                                        --------------
                 TOTAL PRE-REFUNDED                                                         34,026,878
                                                                                        --------------
                 SPECIAL TAX (1.1%)
     5,000,000   Riverside County, California, Special Tax*       01/07/04      1.100        5,000,000
                                                                                        --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 MUNICIPAL BONDS (CONTINUED)
                 TRANSPORTATION (0.8%)
$    1,000,000   Central Oklahoma Transportation &
                   Parking Authority                              07/01/04      4.950%  $    1,019,295
     2,750,000   Mississippi State Highway Revenue                06/01/04      5.250        2,797,373
                                                                                        --------------
                 TOTAL TRANSPORTATION                                                        3,816,668
                                                                                        --------------
                 UTILITIES (2.0%)
     3,700,000   Jacksonville, Florida, Electric
                   Authority Revenue*                             01/02/04      1.250        3,700,000
       500,000   Louisiana State Energy & Power Authority,
                   Power Project Revenue                          01/01/04      5.500          500,000
     2,000,000   Nebraska Public Power District                   01/01/04      5.250        2,000,000
     1,000,000   Salt River Project, Arizona                      01/01/04      5.000        1,000,000
       800,000   Washington State Public Power Supply System*     01/07/04      1.150          800,000
     1,400,000   Washington State Public Power Supply System*     01/07/04      1.100        1,400,000
                                                                                        --------------
                 TOTAL UTILITIES                                                             9,400,000
                                                                                        --------------

                 WATER/SEWER (13.1%)
     1,000,000   Angelina & Neches River Authority, Texas*        01/02/04      1.300        1,000,000
     1,400,000   Boston, Massachusetts, Water &
                   Sewer Commission*                              01/01/04      1.150        1,400,000
     2,500,000   California State Department of
                   Water Resources*                               01/07/04      1.300        2,500,000
     2,200,000   Detroit, Michigan, Sewage Disposal Revenue*      01/07/04      1.300        2,200,000
     5,000,000   Du Page, Illinois, Water Commission              05/01/04      3.000        5,031,990
     3,900,000   Durham, North Carolina, Water &
                   Sewer Revenue*                                 01/01/04      1.300        3,900,000
     5,500,000   Massachusetts State Water
                   Resources Authority*                           01/02/04      1.300        5,500,000
     4,000,000   Massachusetts State Water
                   Resources Authority*                           01/07/04      1.200        4,000,000
     1,550,000   Massachusetts State Water
                   Resources Authority*                           01/07/04      1.100        1,550,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
     MUNICIPAL BONDS (CONTINUED)
     WATER/SEWER (CONTINUED)
$    5,900,000   Massachusetts State Water
                   Resources Authority*                           01/07/04      1.070%  $    5,900,000
     1,000,000   Massachusetts State Water
                   Resources Authority*                           01/07/04      1.030        1,000,000
     7,300,000   Metropolitan Water District of
                   Southern California*                           01/02/04      1.250        7,300,000
       780,000   Michigan Municipal Bond Authority,
                   Clean Water Revenue                            10/01/04      5.000          802,832
     4,700,000   New Jersey Economic Development Authority,
                   Water Facilities Revenue*                      01/02/04      1.320        4,700,000
     2,100,000   New York, New York, City Municipal Water
                   Finance Authority*                             01/02/04      1.270        2,100,000
    11,200,000   New York, New York, City Municipal Water
                   Finance Authority*                             01/02/04      1.200       11,200,000
     1,000,000   New York, New York, City Municipal Water
                   Finance Authority*                             01/07/04      1.300        1,000,000
     1,000,000   Ohio State Solid Waste Revenue*                  01/02/04      1.340        1,000,000
                                                                                        --------------
                 TOTAL WATER/SEWER                                                          62,084,822
                                                                                        --------------
                 TOTAL MUNICIPAL BONDS                                                     398,598,807
                                                                                        --------------
                 COMMERCIAL PAPER (15.5%)
     3,100,000   Baltimore County, Maryland                       02/12/04      1.020        3,100,000
     7,000,000   City of Houston, Texas                           02/10/04      0.930        7,000,000
     7,000,000   City of Houston, Texas                           02/19/04      0.950        7,000,000
     2,500,000   City of San Antonio, Texas                       01/08/04      1.050        2,500,000
     3,900,000   City of San Antonio, Texas                       01/27/04      1.030        3,900,000
     4,500,000   Howard County, Maryland                          01/16/04      1.000        4,500,000
     4,000,000   King County, Washington                          01/12/04      1.000        4,000,000
     6,700,000   Massachusetts Health & Educational
                   Facilities Authority                           03/08/04      1.030        6,700,000
     5,000,000   Montgomery County, Maryland                      02/10/04      1.000        5,000,000
     3,500,000   Montgomery County, Maryland                      02/11/04      1.030        3,500,000
     5,277,000   Municipal Electric Authority, Georgia            01/14/04      1.060        5,277,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                       MATURITY   INTEREST
   AMOUNT                                                           DATE       RATE         VALUE
   ------                                                           ----       ----         -----
                 COMMERCIAL PAPER (CONTINUED)
$    2,500,000   South Carolina State                             01/08/04      1.050%  $    2,500,000
    10,100,000   South Carolina State                             01/28/04      1.030       10,100,000
     2,547,000   Tennessee State School Bond Authority            01/08/04      1.050        2,547,000
     2,520,000   Tennessee State School Bond Authority            01/28/04      1.000        2,520,000
     3,205,000   Texas State Public Finance Authority             06/01/04      1.050        3,205,000
                                                                                        --------------
                 TOTAL COMMERCIAL PAPER                                                     73,349,000
                                                                                        --------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                             99.7%  $  471,947,807
OTHER ASSETS IN EXCESS OF LIABILITIES                                             0.3        1,652,636
                                                                                -----   --------------
NET ASSETS                                                                      100.0%  $  473,600,443
                                                                                =====   ==============

* VARIABLE RATE INSTRUMENT. INTEREST RATES CHANGE ON SPECIFIC DATE (SUCH AS A COUPON OR INTEREST PAYMENT DATE). THE YIELD SHOWN REPRESENTS THE DECEMBER 31, 2003 COUPON RATE.

(a) GENERAL OBLIGATION OR REVENUE BONDS THAT HAVE BEEN FULLY SECURED OR COLLATERIZED BY AN ESCROW FUND CONSISTING OF U.S. GOVERNMENT OBLIGATIONS THAT CAN ADEQUATELY MEET INTEREST AND PRINCIPAL PAYMENTS. FOR PRE-REFUNDED OBLIGATIONS, THE STATED MATURITY REPRESENTS THE DATE OF REDEMPTION WHICH, PURSUANT TO THE TERMS OF THE ESCROW AGREEMENT, HAS BEEN ACCELERATED FROM THE ORIGINALLY STATED MATURITY DATE.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003 (UNAUDITED)

ASSETS:
  Investments, at amortized cost                                  $  471,947,807
  Interest receivable                                                  2,560,836
  Prepaid expenses                                                         8,024
                                                                  --------------
      TOTAL ASSETS                                                   474,516,667
                                                                  --------------
LIABILITIES:
  Due to bank                                                            651,277
  Payables for:
    Shareholder servicing/eligible insitution fees                       105,570
    Investment advisory fees                                              63,342
    Administrative fees                                                   42,228
    Professional fees                                                     15,142
    Custody fees                                                          15,069
    Dividends declared                                                    13,547
    Board of Trustees' fees                                                1,096
    Accrued expenses and other liabilities                                 8,953
                                                                  --------------
      TOTAL LIABILITIES                                                  916,224
                                                                  --------------

NET ASSETS, for 473,668,871 fund shares outstanding               $  473,600,443
                                                                  ==============

Net Assets Consist of:
  Paid-in capital                                                 $  473,600,443
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                      $         1.00
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME:
    Interest                                                      $    2,135,557
                                                                  --------------
  EXPENSES:
    Shareholder services/eligible institution fees                       560,506
    Investment advisory fees                                             336,304
    Administrative fees                                                  224,202
    Custody fees                                                          52,453
    Professional fees                                                     16,604
    Board of Trustees' fees                                                5,085
    Miscellaneous expenses                                                32,584
                                                                  --------------
      TOTAL EXPENSES                                                   1,227,738
      Expense offset arrangement                                          (1,824)
                                                                  --------------
      NET EXPENSES                                                     1,225,914
                                                                  --------------
  NET INVESTMENT INCOME                                           $      909,643
                                                                  ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED         FOR THE
                                                                 DECEMBER 31, 2003     YEAR ENDED
                                                                    (UNAUDITED)      JUNE 30, 2003
                                                                 -----------------   --------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income                                         $      909,643     $    3,084,643
  Dividends declared from net investment income                         (901,609)        (3,072,603)
                                                                  --------------     --------------
    Net increase in net assets from operations                             8,034             12,040
                                                                  --------------     --------------
  From Fund Share (Principal) Transactions at Net Asset Value
    of $1.00 per share:
      Fund shares sold                                               510,292,885        866,087,031
      Fund shares issued in reinvestment of dividends                    509,025          2,016,449
      Fund shares repurchased                                       (502,606,171)      (816,861,592)
                                                                  --------------     --------------
        Net increase in net assets resulting from fund share
          transactions                                                 8,195,739         51,241,888
                                                                  --------------     --------------
        Total increase in net assets                                   8,203,773         51,253,928
NET ASSETS:
  Beginning of year                                                  465,396,670        414,142,742
                                                                  --------------     --------------
  END OF PERIOD                                                   $  473,600,443     $  465,396,670
                                                                  ==============     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                                                                                               FOR THE PERIOD
                                                                                                                   FROM
                                                                                                                FEBRUARY 22,
                                   FOR THE SIX                                                                     1999
                                   MONTHS ENDED                                                                  (COMMENCE-
                                   DECEMBER 31,                   FOR THE YEAR ENDED JUNE 30,                     MENT OF
                                       2003           ---------------------------------------------------      OPERATIONS) TO
                                   (UNAUDITED)          2003          2002          2001          2000         JUNE 30, 1999
                                   ------------       ---------     ---------     ---------     ---------      --------------
Net asset value,
  beginning of period              $    1.00          $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
Income from
  investment operations:
    Net investment income               0.00(1)            0.01          0.01          0.03          0.03           0.01
Dividends to shareholders from
  net investment income                (0.00)(1)          (0.01)        (0.01)        (0.03)        (0.03)         (0.01)
                                   ---------          ---------     ---------     ---------     ---------      ---------
Net asset value, end of period     $    1.00          $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
                                   =========          =========     =========     =========     =========      =========

Total return                            0.20%              0.72%         1.40%         3.20%         3.05%          1.03%

Ratios/Supplemental data:
  Net assets, end of period
    (000's omitted)                $ 473,600          $ 465,397     $ 414,143     $ 199,398     $ 173,050      $  14,654
  Ratio of expenses to
    average net assets                  0.55%(2),(3)       0.56%(2)      0.53%(2)      0.65%(4)      0.65%(4)       0.65%(3),(4)
  Ratio of net investment
    income to average net assets        0.41%(3)           0.72%         1.28%         3.17%         3.24%          2.63%(3)

----------
(1) LESS THAN $0.01 PER SHARE.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 AND FOR THE YEARS ENDED JUNE 30, 2003 AND 2002 REFLECTS FEES REDUCED AS A RESULT OF AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN. HAD THIS ARRANGEMENT NOT BEEN IN PLACE, THIS RATIO WOULD HAVE BEEN 0.55%, 0.57% AND 0.55%, RESPECTIVELY.
(3) ANNUALIZED.
(4) HAD THE EXPENSE PAYMENT AGREEMENT NOT BEEN IN PLACE, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN AS FOLLOWS:

      EXPENSES PAID BY
        THE FUND                         N/A                N/A           N/A          0.62%         0.62%          1.23%(3)
      EXPENSE OFFSET
        ARRANGEMENT                      N/A                N/A           N/A          0.03%         0.03%          0.05%(3)
                                                                                  ---------     ---------      ---------
      GROSS EXPENSES                     N/A                N/A           N/A          0.65%         0.65%          1.28%(3)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2003, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At December 31, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. OTHER. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2003, the Fund incurred $336,304 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2003, the Fund incurred $224,202 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2003, the Fund incurred $560,506 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2003, the Fund incurred $5,085 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2003, the Fund incurred $52,453 for custody services. These fees were reduced by $1,824 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 11.9% of investments. At December 31, 2003, the five largest holdings by state were Texas 11.9%; New York 10.7%; Massachusetts 7.7%; California 7.6% and Maryland 5.9%.

4. FEDERAL INCOME TAX STATUS. At June 30, 2003, the Fund had a net capital loss carryover, which is available to offset future capital gains to the extent provided by regulations as follows:

                 EXPIRATION DATE        AMOUNT
                 ---------------       --------
                 June 30, 2010         $  8,959
                 June 30, 2011              231
                                       --------
                                       $  9,190
                                       ========

   To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                     Call 1-800-575-1265
By E-mail send your request to:   bbhfunds@bbh.com
On the internet:                  www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]



ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Trust's board has designated two members of the audit committee as financial experts.
b) The independent audit committee members
 Arthur Miltenberger and David Feldman
are the designated audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  The Trust has a separately designated audit committee.    The members of
the audit committee are:  Eugene P. Beard ,Richard Carpenter,
David P. Feldman, J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable all series of the Trust are open end management investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's
 ability to
record, process, summarize, and report financial
 data and have identified for
the registrant's auditors any material weaknesses
 in
internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 29, 2004


/s/ John A. Nielsen
______________________________________
John A. Nielsen
President - Principal Executive Officer



I, Michael D. Martins, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund,
      BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact
      necessary to make the statements
 made, in light of the circumstances under which such statements were made, not misleading with respect to the period
covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: February 29, 2004


/s/ Michael D. Martins
_______________________________________
Michael D. Martins
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed income Fund and BBH Tax Exempt Money Fund ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/03
(the "Report") fully
 complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: February 29, 2004


/s/ John A. Nieslen
____________________________________________
John A. Nielsen
Title: President, Principal Executive Officer



Dated: February 29, 2004


/s/ Michael D. Martins
____________________________________________
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             -------------------------------------


By (Signature and Title)* /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  February 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  February 29, 2004


* Print name and title of each signing officer under his or her signature.